Pension Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension Liability [Abstract]
Accrued pension liability	$ 318,891	$ 178,269
Projected benefit obligations percentage rate	10.00%
Amortization cost	$ 0	0
Unrecognized pension costs	151,739	19,381
Accumulated benefit obligation	$ 927,369	$ 273,675